[GRAPHIC OMITTED]



                          HILLVIEW INVESTMENT TRUST II



                                   ALPHA FUND


                            INTERNATIONAL ALPHA FUND







                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2000

                          HILLVIEW INVESTMENT TRUST II


Dear Shareholders:

We are pleased to provide you with the first semi-annual report for the Hillview Alpha Fund ("Alpha Fund") and the Hillview International Alpha Fund ("International Fund"). This report covers the period since each fund's inception (September 1, 2000 for the Alpha Fund and September 7, 2000 for the International Fund) through December 31, 2000.

As you know, each fund attempts to generate alpha, or value added, through stock picking by allocating assets to multiple managers, each of which performs original research in less efficient sectors of equity markets, and is willing to concentrate their investments in relatively few holdings. Those holdings typically do not mirror major market indices. Hillview Capital Advisor's, LLC actively controls volatility and tracking error by monitoring and adjusting the allocations to managers.

For the periods since each fund's inception through the end of 2000, results were mixed. Equity markets proved to be extraordinarily volatile during this period, as a slowing economy and falling earnings expectations drove stocks lower, particularly the technology-oriented companies which dominate the NASDAQ. The overweighting to technology holdings in the Alpha Fund resulted in underperformance against the fund's benchmarks, despite the fact that the majority of the funds' holdings in that sector continued to meet or exceed expectations. Since the Alpha Fund's inception on September 1 through December 31, 2000, its return fell 12.3%, as compared to the -3.0% return on the benchmark, which is an equally-weighted blend of the S&P 400 Midcap and the S&P 600 Smallcap indexes. The Alpha Fund's core holdings in the technology sector are not typically the large cap "household names" that tend to dominate NASDAQ, but were nonetheless negatively impacted by the downdraft in that market. After a thorough review of each manager and their holdings, we remain confident that the fund is positioned to achieve its objective of long-term capital appreciation.

The International Fund fared better, despite declines in both developed and emerging international equity markets, outperforming its EAFE + Emerging Markets benchmark, with a -5.3% return from its inception on September 7 through December 31, 2000, as compared to the benchmark's -8.8% return.

Going forward, we have each fund positioned to minimize volatility and tracking error against their respective benchmarks, within the objective of achieving long-term capital appreciation. We appreciate your patronage of the Hillview Funds, and your support of our approach to investing in equity markets. Please do not hesitate to contact us at any time with any questions or comments you may have.

Sincerely,


David Spungen
President and Director

                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                                 Portfolio of Investments
                                              December 31, 2000 (Unaudited)


                                                                                SHARES                     VALUE
                                                                           -----------------       ---------------------
        COMMON STOCKS- 95.0%
ADVERTISING- 1.0%
        Getty Images, Inc.*                                                          11,650           $         372,800
        TMP Worldwide, Inc.*                                                          9,500                     522,500
                                                                                                   ---------------------
                                                                                                                895,300
AEROSPACE/DEFENSE- 1.1%
        Armor Holdings, Inc.*                                                        26,500                     462,094
        Boeing Co. (The)                                                              8,075                     532,950
                                                                                                   ---------------------
                                                                                                                995,044
APPAREL & TEXTILES- 1.2%
        Kellwood Co.                                                                 54,725                   1,156,066
                                                                                                   ---------------------

BROADCASTING/ADVERTISING- 1.5%
        Clear Channel Communications, Inc.*                                          28,800                   1,395,000
                                                                                                   ---------------------

BUILDING PRODUCTS & RELATED- 0.8%
        USG Corp.                                                                    32,900                     740,250
                                                                                                   ---------------------

CHEMICALS- 4.2%
        Cytec Industries, Inc.*                                                      17,775                     709,889
        FMC Corp.*                                                                   12,900                     924,769
        Lubrizol Corp. (The)                                                         85,725                   2,207,419
                                                                                                   ---------------------
                                                                                                              3,842,077
COMMUNICATIONS EQUIPMENT- 1.4%
        Anixter International, Inc.*                                                 58,850                   1,272,631
                                                                                                   ---------------------

COMPUTER SOFTWARE & SERVICES- 19.9%
        Affiliated Computer Services, Inc.*                                          13,970                     847,804
        BMC Software, Inc.*                                                          19,270                     269,780
        Ceridian Corp.*                                                              71,200                   1,419,550
        CSG Systems International, Inc.*                                             25,800                   1,210,988
        Electronic Data Systems Corp.                                                31,500                   1,819,125
        HNC Software, Inc.*                                                          17,600                     522,500
        Hyperion Solutions Corp.*                                                    75,200                   1,160,900
        Informix Corp.*                                                              52,900                     157,047
        Inktomi Corp.*                                                                7,000                     125,125
        InterVoice-Brite, Inc.*                                                      24,900                     180,525
        MetaSolv, Inc.*                                                               6,000                      54,750
        MicroStrategy, Inc.*                                                         45,500                     432,250
        Parametric Technology Corp.*                                                121,431                   1,631,729
        Quantum Corp.- DLT & Storage Systems*                                        20,150                     268,247
        Rational Software Corp.*                                                     84,000                   3,270,750
        Retek, Inc.*                                                                 11,722                     285,724
        SunGard Data Systems, Inc.*                                                  14,400                     678,600
        Synopsys, Inc.*                                                              22,800                   1,081,575
        Wind River Systems, Inc.*                                                    84,946                   2,898,782
                                                                                                   ---------------------
                                                                                                             18,315,751
COMPUTERIZED TRADING- 0.4%
        E*TRADE Group, Inc.*                                                         50,500                     372,438
                                                                                                   ---------------------

CONSUMER PRODUCTS- 1.5%
        Dial Corp. (The)                                                            124,600                   1,370,600
                                                                                                   ---------------------


                        The accompanying notes are an integral part of the financial statements.

                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                           Portfolio of Investments (Continued)
                                              December 31, 2000 (Unaudited)


                                                                                SHARES                     VALUE
                                                                           -----------------       ---------------------
CONTAINERS/PACKAGING- 0.2%
        Packaging Corp. of America*                                                  14,600           $         235,425
                                                                                                   ---------------------

DATA SERVICES- 1.3%
        First Data Corp.                                                             23,500                   1,238,156
                                                                                                   ---------------------

EDUCATIONAL SERVICES- 0.6%
        SmartForce PLC*                                                              15,500                     582,219
                                                                                                   ---------------------

ELECTRICAL EQUIPMENT- 3.0%
        Vicor Corp.*                                                                 90,700                   2,755,013
                                                                                                   ---------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS- 7.0%
        Altera Corp.*                                                                 7,600                     199,975
        Analog Devices, Inc.*                                                        15,100                     772,931
        ATMI, Inc.*                                                                  19,560                     381,420
        Broadcom Corp., Class A*                                                        800                      67,600
        Exar Corp.*                                                                   7,400                     229,284
        GlobeSpan, Inc.*                                                              9,600                     264,000
        Linear Technology Corp.                                                       3,000                     138,750
        Microchip Technology, Inc.*                                                  36,515                     801,048
        PLX Technology, Inc.*                                                        13,500                     112,219
        SDL, Inc.*                                                                    2,100                     311,194
        Semtech Corp.*                                                               49,900                   1,100,919
        TranSwitch Corp.*                                                            12,100                     473,413
        Vitesse Semiconductor Corp.*                                                 14,400                     796,500
        Xilinx, Inc.*                                                                17,460                     805,343
                                                                                                   ---------------------
                                                                                                              6,454,596
ELECTRONICS- 2.7%
        Benchmark Electronics, Inc.*                                                 11,900                     268,494
        SCI Systems, Inc.*                                                           15,000                     395,625
        Thermo Electron Corp.*                                                       60,000                   1,785,000
                                                                                                   ---------------------
                                                                                                              2,449,119
ENTERTAINMENT- 0.2%
        Viacom, Inc.*                                                                 3,961                     185,177
                                                                                                   ---------------------

FINANCE & FINANCIAL SERVICES- 8.1%
        Ambac Financial Group, Inc.                                                  16,080                     937,665
        Concord EFS, Inc.*                                                           25,000                   1,098,438
        Moody's Corp.                                                                40,400                   1,037,775
        Pacific Century Financial Corp.                                              45,800                     810,088
        New Dun & Bradstreet Corp. (The)*                                            35,300                     913,388
        Washington Mutual, Inc.                                                      49,900                   2,647,819
                                                                                                   ---------------------
                                                                                                              7,445,173
HEALTH CARE COST CONTAINMENT- 2.1%
        Healthcare Realty Trust, Inc.                                                54,500                   1,158,125
        First Health Group Corp.*                                                    17,600                     819,500
                                                                                                   ---------------------
                                                                                                              1,977,625
INSURANCE COMPANIES- 3.5%
        Aetna, Inc.*                                                                 23,800                     977,288
        Conseco, Inc.                                                                24,800                     327,050
        Fidelity National Financial, Inc.                                             4,300                     158,831
        PartnerRE Ltd.                                                               28,400                   1,732,400
                                                                                                   ---------------------
                                                                                                              3,195,569


                        The accompanying notes are an integral part of the financial statements.

                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                           Portfolio of Investments (Continued)
                                              December 31, 2000 (Unaudited)



                                                                                SHARES                     VALUE
                                                                           -----------------       ---------------------
INTERNET SOFTWARE- 1.5%
        BEA Systems, Inc.*                                                           20,800           $       1,400,100
                                                                                                   ---------------------

MACHINERY- 1.7%
        AGCO Corp.                                                                   27,700                     335,863
        Kennametal, Inc.                                                             42,225                   1,229,803
                                                                                                   ---------------------
                                                                                                              1,565,666
MANUFACTURING- 4.8%
        Danaher Corp.                                                                21,700                   1,483,738
        Energizer Holdings, Inc.*                                                    77,766                   1,662,248
        U.S. Industries, Inc.                                                        60,800                     486,400
        UCAR International, Inc.*                                                    83,650                     815,588
                                                                                                   ---------------------
                                                                                                              4,447,974
MEDICAL TECHNOLOGIES- 0.7%
        Visible Genetics, Inc.*                                                      17,000                     641,750
                                                                                                   ---------------------

MULTI-FAMILY HOUSING- 0.5%
        Del Webb Corp.*                                                              16,610                     485,843
                                                                                                   ---------------------

OIL & GAS - EQUIPMENT & SERVICES- 1.3%
        National-Oilwell, Inc.*                                                      17,300                     669,294
        Varco International, Inc.*                                                   26,000                     565,500
                                                                                                   ---------------------
                                                                                                              1,234,794
OIL & GAS EXPLORATION- 1.8%
        Conoco, Inc. Class A                                                          7,100                     203,238
        Mitchell Energy & Development Corp.                                           6,500                     398,125
        Ocean Energy, Inc.                                                           11,100                     192,863
        Remington Oil & Gas Corp.*                                                    8,400                     109,200
        Stone Energy Corp.*                                                           3,400                     219,470
        Triton Energy Ltd.*                                                           8,000                     240,000
        USX-Marathon Group                                                           11,100                     308,025
                                                                                                   ---------------------
                                                                                                              1,670,921
PHARMACEUTICALS- 2.0%
        Aclara Biosciences, Inc.*                                                    13,400                     145,725
        Aviron*                                                                       8,100                     541,181
        DUSA Pharmaceuticals, Inc.*                                                  21,300                     358,106
        Pharmacia Corp.                                                              10,800                     658,800
        United Therapeutics Corp.*                                                   11,090                     163,578
                                                                                                   ---------------------
                                                                                                              1,867,390
RESTAURANTS & LODGING- 1.4%
        Tricon Global Restaurants, Inc.*                                             37,957                   1,252,581
                                                                                                   ---------------------


                        The accompanying notes are an integral part of the financial statements.

                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                           Portfolio of Investments (Concluded)
                                              December 31, 2000 (Unaudited)


                                                                                SHARES                     VALUE
                                                                           -----------------       ---------------------
RETAIL- 9.2%
        CBRL Group, Inc.                                                             84,125           $       1,530,023
        Claire's Stores, Inc.                                                        77,200                   1,384,775
        Linens 'N Things, Inc.*                                                      46,700                   1,290,088
        Liz Claiborne, Inc.                                                          28,700                   1,194,638
        Office Depot, Inc.*                                                         217,652                   1,550,771
        Toys "R" Us, Inc.*                                                           89,700                   1,496,869
                                                                                                   ---------------------
                                                                                                              8,447,164
SCHOOLS- 2.2%
        Corinthian Colleges, Inc.*                                                   52,400                   1,987,925
                                                                                                   ---------------------

TELECOMMUNICATIONS- 5.7%
        Aether Systems, Inc.*                                                        11,657                     456,080
        Allen Telecom, Inc.*                                                         12,100                     217,044
        American Tower Corp. Class A*                                                82,700                   3,132,263
        Efficient Networks, Inc.*                                                    17,300                     231,388
        SBA Communications Corp.*                                                    30,000                   1,231,864
                                                                                                   ---------------------
                                                                                                              5,268,639
TRAVEL & RECREATION- 0.5%
        Royal Caribbean Cruises Ltd.                                                 16,800                     444,360
                                                                                                   ---------------------


TOTAL COMMON STOCKS
      (Cost-$75,507,570)                                                                                     87,588,336
                                                                                                   ---------------------

                                                                                 PAR
SHORT-TERM INVESTMENTS- 4.2%                                                    (000)
                                                                           -----------------
RBB Samson Street Fund
      6.260% 01/02/01                                                    $      3,848                         3,847,543
                                                                                                   ---------------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost-$3,847,543)                                                                                        3,847,543
                                                                                                   ---------------------

TOTAL INVESTMENTS- 99.2%
      (Cost $79,355,113)                                                                                     91,435,879
                                                                                                   ---------------------

OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%                                                                     751,957
                                                                                                   ---------------------

NET ASSETS- 100.0%                                                                                    $      92,187,836
                                                                                                   =====================


----------------------
* Non-income producing securities.




                        The accompanying notes are an integral part of the financial statements.

                                        HILLVIEW INVESTMENT TRUST II
                                          INTERNATIONAL ALPHA FUND
                                          Portfolio of Investments
                                        December 31, 2000 (Unaudited)

                                                               SHARES                          VALUE
                                                           ----------------        -----------------------
         COMMON STOCKS- 80.5%
AUSTRALIA- 0.9%
         John Fairfax Holdings Ltd.                                160,000              $         348,148
                                                                                   -----------------------

BELGIUM- 1.5%
         Dexia                                                       1,550                        280,273
         Interbrew*                                                  7,960                        277,405
                                                                                   -----------------------
                                                                                                  557,678
BERMUDA- 2.0%
         IPC Holdings Ltd.**                                        11,500                        241,500
         Tyco International Ltd.                                     9,000                        499,500
                                                                                   -----------------------
                                                                                                  741,000
BRAZIL- 2.3%
         Embraer Aircraft Corp. ADR                                 15,400                        612,150
         Uniao De Bancos Brasileiros SA                              9,200                        270,825
                                                                                   -----------------------
                                                                                                  882,975
CANADA- 0.8%
         Celestica Inc. ADR*                                         5,800                        314,650
                                                                                   -----------------------

CHINA- 1.5%
         Beijing Datang Power Generation Co. Ltd.                  440,000                        114,232
         Huaneng Power International, Inc. ADR**                     5,500                        103,812
         Jiangsu Expressway Co. Ltd.                             1,000,000                        157,694
         Zhejiang Expressway Co. Ltd.                            1,078,000                        171,376
                                                                                   -----------------------
                                                                                                  547,114
EGYPT- 0.6%
         Al Ahram Beverages Co. GDR**                                7,750                         99,975
         Egyptian Company For Mobile Services (Mobinil)*             6,000                        114,061
                                                                                   -----------------------
                                                                                                  214,036
FINLAND- 2.2%
         Metso Oyj                                                  68,700                        767,533
         Sonera Oyj                                                  4,500                         81,539
                                                                                   -----------------------
                                                                                                  849,072
FRANCE- 6.7%
         Alcatel Alsthom ADR                                         3,200                        179,000
         Axa ADR                                                     6,000                        430,875
         Essilor International SA                                      902                        294,276
         GFI Industries SA                                          18,500                        443,768
         GFI Informatique                                            8,990                        212,440
         Michelin, Compagnie Generale                               14,000                        506,694
         Suez Lyonnaise Des Eaux SA                                  1,220                        222,778
         Total Fina Elf SA ADR                                       3,300                        239,869
                                                                                   -----------------------
                                                                                                2,529,700
GERMANY- 1.2%
         Henkel KGAA                                                 3,570                        231,265
         Krones AG                                                   6,900                        207,297
                                                                                   -----------------------
                                                                                                  438,562
HONG KONG- 2.9%
         China Mobile Ltd.*                                         15,800                        428,575
         First Pacific Co. Ltd.                                    662,972                        189,119
         Mandarin Oriental International Ltd.                      727,000                        472,550
                                                                                   -----------------------
                                                                                                1,090,244


                  The accompanying notes are an integral part of the financial statements.

                                        HILLVIEW INVESTMENT TRUST II
                                          INTERNATIONAL ALPHA FUND
                                    Portfolio of Investments (Continued)
                                        December 31, 2000 (Unaudited)


                                                               SHARES                          VALUE
                                                           ----------------        -----------------------
INDIA- 0.2%
         Videsh Sanchar Nigam Ltd. ADR**                             7,500              $          93,750
                                                                                   -----------------------

INDONESIA- 1.3%
         PT Gudang Garam TBK                                       124,000                        166,615
         PT Indosat (Persero) TBK                                   18,000                        165,375
         PT Ramayana Lestari Sentosa TBK                           286,000                        155,194
                                                                                   -----------------------
                                                                                                  487,184
IRELAND- 3.6%
         Bank Of Ireland                                            34,000                        340,913
         Elan Corp. PLC ADR*                                         6,200                        290,237
         Independent News & Media PLC                              264,800                        720,957
                                                                                   -----------------------
                                                                                                1,352,107
ISRAEL- 2.0%
         Comverse Tecnology, Inc. ADR*                               2,800                        304,150
         Teva Pharmaceutical Industries Ltd. ADR                     6,000                        439,500
                                                                                   -----------------------
                                                                                                  743,650
ITALY- 2.3%
         ENI SPA                                                    51,680                        329,932
         Fila Holding SPA ADR                                       69,200                        527,650
                                                                                   -----------------------
                                                                                                  857,582
JAPAN- 5.7%
         Banyu Pharmaceutical Co. Ltd.                              14,000                        316,900
         Canon, Inc.                                                 6,000                        210,158
         Daifuku Co. Ltd.                                           32,000                        187,180
         Daito Trust Construction Co. Ltd.                           8,000                        143,608
         Furukawa Electric Co. Ltd.                                  8,000                        139,755
         Kao Corp.                                                   9,000                        261,646
         Mitsui O.S.K. Lines Ltd.                                  119,000                        218,827
         Normura Securities Co. Ltd. ADR                             2,000                        364,000
         NTT DoCoMo, Inc.                                                9                        155,254
         Sony Corp.                                                  2,300                        160,425
                                                                                   -----------------------
                                                                                                2,157,753
LUXEMBOURG- 1.3%
         Quilmes Industrial SA ADR                                  55,700                        501,300
                                                                                   -----------------------

MEXICO- 1.5%
         Fomento Economico Mexicano SA ADR                          18,900                        564,638
                                                                                   -----------------------

NETHERLANDS- 9.2%
         Ahold NV                                                    7,820                        252,263
         Asm Lithography Holding NV *                               11,610                        263,670
         Gucci Group NV                                              2,640                        229,266
         Hunter Douglas NV                                          22,100                        605,855
         IHC Caland NV                                               5,320                        249,732
         ING Groep NV                                                1,870                        149,370
         ING Groep NV ADR                                            6,000                        480,750
         Koninklijke Numico NV                                      10,500                        528,381
         KPN NV                                                      8,100                         93,233
         Philips Electronics NV                                      8,820                        323,109
         TNT Post Group NV                                          12,370                        299,164
                                                                                   -----------------------
                                                                                                3,474,793
NEW ZEALAND- 1.5%
         Fletcher Challenge Building                               640,000                        555,072
                                                                                   -----------------------


                  The accompanying notes are an integral part of the financial statements.

                                        HILLVIEW INVESTMENT TRUST II
                                          INTERNATIONAL ALPHA FUND
                                    Portfolio of Investments (Continued)
                                        December 31, 2000 (Unaudited)



                                                               SHARES                          VALUE
                                                           ----------------        -----------------------
PHILIPPINES- 1.1%
         Ayala Land, Inc.                                        1,434,750              $         154,953
         Ionics, Inc.**                                            519,675                        163,697
         La Tondena Distillers, Inc.**                             173,600                        105,896
                                                                                          ----------------
                                                                                                  424,546
SINGAPORE- 0.2%
         Sembcorp Industries Ltd.                                   61,250                         60,048
                                                                                   -----------------------

SPAIN- 2.8%
         Amadeus Global Travel Distribution SA**                    28,630                        212,345
         Banco Santander SA ADR                                     23,700                        250,331
         NH Hotels SA                                               21,210                        260,859
         Promotora De Informaciones SA (Prisa)*                     13,920                        230,009
         Terra Networks SA*                                          7,900                         86,036
                                                                                   -----------------------
                                                                                                1,039,580
SWEDEN- 4.2%
         Autoliv, Inc. ADR                                           5,900                         92,544
         Ericsson AB                                                27,020                        307,842
         Erricson AB ADR                                            28,000                        313,250
         Securitas AB                                               14,190                        263,181
         SSAB Svenskat Stal AB                                      64,400                        614,274
                                                                                   -----------------------
                                                                                                1,591,091
SWITZERLAND- 3.2%
         Nestle AG                                                     160                        373,218
         Novartis AG ADR                                            13,000                        581,750
         UBS AG                                                      1,610                        262,786
                                                                                   -----------------------
                                                                                                1,217,754
THAILAND- 0.4%
         ABN Amro Asia Securities Ltd.                             388,000                        152,051
                                                                                   -----------------------

UNITED KINGDOM- 17.4%
         Batm Advanced Communications Ltd.                          12,700                         20,204
         BP Amoco PLC ADR                                            4,500                        215,437
         Carlton Communications PLC                                 24,210                        220,968
         Diageo PLC                                                 43,000                        481,750
         Enodis PLC                                                206,500                        658,583
         Glaxosmithkline PLC*                                       12,045                        340,053
         Glaxosmithkline PLC ADR*                                    5,690                        318,640
         Harvey Nichols PLC                                         41,000                        102,587
         House Of Fraser PLC                                       112,000                        102,056
         HSBC Holdings PLC ADR                                       4,200                        309,120
         Lonmin PLC                                                  9,600                        139,103
         Marconi PLC                                                31,530                        338,645
         MFI Furniture Group PLC                                   317,000                        327,923
         P&O Princess Cruises PLC*                                  62,358                        263,616
         Pearson PLC                                                 5,800                        137,758
         Reckitt Benckiser PLC                                      10,200                        140,483
         Rolls-Royce PLC                                           142,000                        420,527
         Royal Doulton PLC**                                       381,000                        392,705
         Somerfield PLC**                                          468,000                        657,152
         Vodafone Group PLC                                        134,770                        494,239
         Vodafone Group PLC ADR                                     13,300                        476,306
                                                                                   -----------------------
                                                                                                6,557,855

TOTAL COMMON STOCK
         (Cost-$30,637,209)                                                                    30,343,933
                                                                                   -----------------------

                  The accompanying notes are an integral part of the financial statements.

                                        HILLVIEW INVESTMENT TRUST II
                                          INTERNATIONAL ALPHA FUND
                                    Portfolio of Investments (Concluded)
                                        December 31, 2000 (Unaudited)



                                                               SHARES                          VALUE
                                                           ----------------        -----------------------
WARRANTS- 0.2%
         Jollibee Foods Warrants 03/24/03*
         (Cost-$107,251))                                          420,000              $          78,120
                                                                                   -----------------------

                                                                 PAR
REPURCHASE AGREEMENTS- 18.7%                                    (000)
                                                           ----------------
     PNC Capital Markets
         (Agreements dated 12/29/00
         to be repurchased at $7,045,302
         collaterized by various U.S. Treasury
         Notes 5.375%-6.375%,  due 02/15/01-04/30/02,
         valued at $7,221,311)
         5.50% 01/02/01
                                                               $ 7,041                          7,041,000
                                                                                   -----------------------

TOTAL REPURCHASE AGREEMENTS
         (Cost-$7,041,000)                                                                      7,041,000
                                                                                   -----------------------


SHORT-TERM INVESTMENTS- 3.2%
RBB Samson Street Fund
      6.260% 01/02/01                                            1,208                          1,207,915
                                                                                   -----------------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost-$1,207,915)                                                                          1,207,915
                                                                                   -----------------------



TOTAL INVESTMENTS- 102.6%
         (Cost-$38,993,375)                                                                    38,592,848
                                                                                   -----------------------

OTHER LIABILITIES IN EXCESS OF ASSETS- (2.6%)                                                    (886,072)
                                                                                   -----------------------

NET ASSETS- 100.0%                                                                      $      37,706,776
                                                                                   =======================


---------------------
ADR- American Depository Receipt
* Non-Income producing securities.
** Irregular Income producing securities.










                  The accompanying notes are an integral part of the financial statements.

                                                   HILLVIEW INVESTMENT TRUST II
                                               Statements of Assets and Liabilities
                                                         December 31, 2000
                                                            (Unaudited)


                                                                                                              International
                                                                                  Alpha Fund                   Alpha Fund
Assets
   Investments, at value (cost - $79,355,113,
                             $38,993,375, respectively)                                 $ 91,435,879                 $ 38,670,968
   Receivable from investment advisor                                                         13,460                        4,176
   Receivable for investments sold                                                         1,124,978                            -
   Unrealized gain on forward exchange contracts                                                   -                        9,461
   Receivable for fund shares sold                                                            55,704                            -
   Dividends and interest receivable                                                          18,624                       48,930
                                                                          ---------------------------   --------------------------


     Total assets                                                                         92,648,645                   38,733,535
                                                                          ---------------------------   --------------------------

Liabilities
   Payable for investments purchased                                                         297,548                      947,638
   Unrealized loss on forward exchange contracts                                                   -                        7,768
   Accrued expenses payable and other liabilities                                            163,261                       71,353
                                                                          ---------------------------   --------------------------

     Total liabilities                                                                       460,809                    1,026,759
                                                                          ---------------------------   --------------------------

                                                                          ---------------------------   --------------------------
Net Assets                                                                                92,187,836                   37,706,776
                                                                          ===========================   ==========================

Net Assets
   Capital stock, $0.001 par value (Class Y shares of beneficial
      interest issued and outstanding, unlimited shares authorized)                            8,762                        3,323
   Additional paid-in capital                                                             81,757,884                   38,547,636
   Undistributed net investment income/(loss)                                               (175,467)                      27,545
   Accumulated net realized loss from investments
      and foreign exchange transactions, if any                                           (1,484,109)                    (551,014)
   Net unrealized appreciation/(depreciation) on investments and
      foreign exchange transactions, if any                                               12,080,766                     (320,714)
                                                                          ---------------------------   --------------------------

   Net assets applicable to shares outstanding                                          $ 92,187,836                 $ 37,706,776
                                                                          ===========================   ==========================

Shares outstanding                                                                         8,761,524                    3,323,143
                                                                          ===========================   ==========================

Net asset value, offering and redemption price per share                                     $ 10.52                      $ 11.35
                                                                          ===========================   ==========================


                             The accompanying notes are an integral part of the financial statements.


                                                   HILLVIEW INVESTMENT TRUST II
                                                     Statements of Operations
                                                            (Unaudited)

                                                                                                                   International
                                                                                      Alpha Fund                    Alpha Fund
                                                                                  ------------------           -------------------
                                                                                    For the Period                For the Period
                                                                                  September 1, 2000*            September 7, 2000*
                                                                                        through                      through
                                                                                   December 31, 2000            December 31, 2000
                                                                                  ------------------           -------------------
Investment Income
    Dividends                                                                       $    165,532                      $    66,308 **
    Interest                                                                              89,567                          113,038
                                                                                    ------------                     ------------

      Net Investment Income                                                              255,099                          179,346
                                                                                    ------------                     ------------

Expenses
    Advisory fees                                                                        400,228                           75,931
    Administration fees                                                                   35,743                            7,920
    Transfer agent fees and expenses                                                       9,927                            9,074
    Accounting fees                                                                       15,627                           18,648
    Federal and state registration fees                                                   13,598                            4,418
    Printing                                                                               2,811                              484
    Custodian fees and expenses                                                           12,278                           15,168
    Audit and legal fees                                                                  26,139                            4,500
    Directors fees                                                                        13,911                            2,395
    Insurance                                                                              1,412                            1,692
    Distribution fees                                                                      7,474                            1,630
    Other                                                                                  9,490                            8,788
                                                                                    ------------                     ------------

        Total expenses before waivers and related reimbursements                         548,638                          150,648
     Less: waivers and related reimbursements                                           (118,072)                         (40,858)
                                                                                    ------------                     ------------
        Total expenses after waivers and related reimbursements                          430,566                          109,790
                                                                                    ------------                     ------------

Net investment income/(loss)                                                            (175,467)                          69,556
                                                                                    ------------                     ------------

Net realized and unrealized gain/(loss) on investment
     Net realized loss from:
        Investments                                                                   (1,484,109)                        (463,415)
        Foreign currency related transactions                                               --                            (87,599)

     Net change in unrealized appreciation/(depreciation) on:
        Investments                                                                   (9,383,555)                        (322,407)
        Foreign currency related transactions                                               --                              1,693
                                                                                    ------------                     ------------

     Net realized and unrealized loss on investments                                 (10,867,664)                        (871,728)
                                                                                    ------------                     ------------

Net decrease in net assets resulting from operations                                $(11,043,131)                    $   (802,172)
                                                                                    ============                     ============






-----------------
*Commencement of Operations
**Net of foreign withholding taxes of $9,901.




                             The accompanying notes are an integral part of the financial statements.

                                                  HILLVIEW INVESTMENT TRUST II
                                               Statements of Changes in Net Assets
                                                           (Unaudited)



                                                                                                                International
                                                                                  Alpha Fund                      Alpha Fund
                                                                              -------------------             ------------------
                                                                                For the Period                  For the Period
                                                                              September 1, 2000*              September 7, 2000*
                                                                                    through                        through
                                                                               December 31, 2000              December 31, 2000
                                                                              -------------------             ------------------

Increase/(decrease) in net assets resulting
    from operations
    Net investment income/(loss)                                                $    (175,467)                    $      69,556
    Net realized loss from investments and
       foreign currency transactions, if any                                       (1,484,109)                         (551,014)
    Net change in unrealized depreciation on investments and
       foreign currency transactions, if any                                       (9,383,555)                         (320,714)
                                                                                -------------                     -------------

    Net decrease in net assets resulting from operations                          (11,043,131)                         (802,172)
                                                                                -------------                     -------------

Dividends and distributions to shareholders from:
    Net investment income                                                                --                             (42,011)
    Net realized capital gains                                                           --                                --
                                                                                -------------                     -------------

    Total dividends and distributions to shareholders                                    --                             (42,011)
                                                                                -------------                     -------------

Capital Share Transactions (1):
    Shares issued from in-kind transfer                                            88,469,790                              --
    Shares issued                                                                  17,269,300                        39,032,980
    Shares issued in lieu of cash distributions                                          --                              34,930
    Shares redeemed                                                                (2,508,123)                         (516,951)
                                                                                -------------                     -------------

    Net increase in net assets derived
    from capital share transactions                                               103,230,967                        38,550,959
                                                                                -------------                     -------------

    Total increase in net assets                                                   92,187,836                        37,706,776

Net assets
    Beginning of period                                                                  --                                --

    End of period                                                               $  92,187,836                     $  37,706,776
                                                                                =============                     =============

(1) Shares Issued and Redeemed:
    Shares issued from in-kind transfer                                             7,372,483                              --
    Shares issued                                                                   1,619,882                         3,366,423
    Shares issued in lieu of cash distributions                                          --                               3,187
    Shares redeemed                                                                  (230,841)                          (46,467)
                                                                                -------------                     -------------
                                                                                    8,761,524                         3,323,143
                                                                                =============                     =============



-------------------
* Commencement of operations




                             The accompanying notes are an integral part of the financial statements.


                                            HILLVIEW INVESTMENT TRUST II
                                                Financial Highlights
                                                    (Unaudited)


                                                                                                   International
                                                                             Alpha Fund              Alpha Fund
                                                                        -------------------     ------------------
                                                                            For the Period          For the Period
                                                                          September 1, 2000*      September 7, 2000*
                                                                               through                through
                                                                          December 31, 2000      December 31, 2000
                                                                        -------------------     ------------------
Per Share Operating Performance**
Net asset value, beginning of period                                                $12.00                 $12.00
                                                                        -------------------     ------------------

Net investment income/(loss)(1)                                                      (0.02)                  0.02
Net realized and unrealized loss on investments and
    foreign currency transactions, if any(2)                                         (1.46)                 (0.66)
                                                                        -------------------     ------------------

Net (decrease) in net assets resulting from operations                               (1.48)                 (0.64)

Dividends and distributions to shareholders from:
Net investment income                                                                    -                  (0.01)
Net realized capital gains                                                               -                      -
                                                                        -------------------     ------------------

Total dividends and distributions to shareholders                                        -                  (0.01)

Net asset value, end of period                                                      $10.52                 $11.35
                                                                        ===================     ==================

Total investment return(3)                                                          (12.33)%                (5.31)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                                          $92,188                $37,707
Ratio of expenses to average net assets(1)                                           1.41% (4)              1.51% (4)
Ratio of expenses to average net assets without waivers and
      expense reimbursements                                                         2.08% (4)              1.79% (4)
Ratio of net investment income/(loss) to average net assets(1)                       (0.57)(4)              0.96% (4)
Portfolio turnover rate                                                             30.22%                 16.74%


-------------------
*    Commencement of operations
**   Calculated  based on  shares  outstanding  on the first and last day of the  respective  period,  except  for  dividends  and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2)  The amounts  shown for each share  outstanding  throughout  the  respective  period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(3)  Total investment return is calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)  Annualized




                      The accompanying notes are an integral part of the financial statements.

                          Hillview Investment Trust II
                          Notes to Financial Statements

1.       Organization and Significant Accounting Policies

         Hillview Alpha Fund and Hillview International Alpha Fund (collectively "Funds") are diversified series of Hillview Investment Trust II ("Trust"), a professionally managed, open-end management investment company. The Trust was established as a Delaware business trust under a Declaration of Trust dated July 20, 2000. The Trust currently offers one class of shares, Class Y. Hillview Alpha Fund and the Hillview International Fund commenced operations on September 1, 2000 and September 7, 2000, respectively.

         Portfolio Valuation - The net asset value of the Fund is determined as of 4:00 p.m. Eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Trusts' Board of Directors. With the approval of the Trusts' Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

         Repurchase Agreements - The Funds have agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers that Hillview Capital Advisors, LLC (the Funds' investment adviser or "Hillview Advisors") considers creditworthy pursuant to criteria approved by Hillview's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Hillviews marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

         Investment Transactions and Investment Income - Transactions are accounted for on the trade date. (the date on which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' net investment income (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity).

         Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

         Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

         Dividends and Distributions - Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)

generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

         Foreign Withholding Taxes - Income received from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the United States.

         U.S. Federal Tax Status - No provision is made for U.S. federal income taxes as it is the Funds' intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

         Other - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States.

2.       Transactions with Affiliates and Related Parties

         Pursuant to an advisory agreement between the Trust and Hillview Advisors, Hillview Advisors will manage the Funds business and investment affairs. As compensation under the Advisory Agreement, Hillview Advisors will receive from each Fund an advisory fee, which is computed daily and paid monthly, equal to 1.30% of the Alpha Fund's average daily net assets and 1.10% of the International Alpha Fund's average daily net assets which represents the advisory fee and a composite of the fees to be paid to each sub-adviser assuming an allocation that produces the highest possible fees. The contractual sub-advisory fee rates vary based on the amount of assets managed by each sub-adviser, and the allocations to each sub-adviser will vary over time. Hillview Advisors serves as the investment manager for the Funds under the terms of its investment advisory agreement with the Trust ("Hillview Agreement"). Officers of Hillview Advisors serve as the Executive Officers of the Fund and/or as members of the Board of Trustees. For its services under the Hillview Agreement, Hillview Advisors receives an annual fee of 0.25% of the Funds' average daily assets. Hillview Advisors has agreed to waive its fees and, if necessary, reimburse expenses for the period August 1, 2000 to June 30, 2001 to limit the expenses of the Funds so that Other Expenses (i.e. those expenses other than Management Fee and Sub-Advisory Fee) shall not exceed 0.35% of average daily net assets for Class Y shares of the Alpha Fund and shall not exceed 0.75% of average daily net assets for Class Y shares of the International Alpha Fund. Any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Funds, provided that the payments are reimbursed within three years of the payment being made and repayment does not result in the Funds' aggregate expenses exceeding the foregoing expense limitations. Hillview Advisors evaluates and selects leading investment management firms to sub-advise specified portions of each Fund. Hillview Advisors also monitors the performance and operations of the sub-advisers as well as any changes in the sub-advisers' organizations or business operations that may affect a sub-adviser's future performance. For the period ended December 31, 2000, the investment advisory fees, waivers, and reimbursements of expenses for Hillview Advisors were as follows:


                                    Gross Advisory                  Net Advisory         Expense
  Fund                                   Fees          Waivers         Fees           Reimbursement
  Alpha Fund*                          $75,841        $(75,841)         --               $42,231
  International Alpha Fund**            17,202         (17,202)         --                23,656

  --------------------------------------
     * Commenced operations September 1, 2000
     ** Commenced operations September 7, 2000

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)


         The Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Alpha Fund's portfolio managed by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages, 0.60% of the average daily assets on the next $55 million, and 0.55% of the rest of the portion of the fund's assets it manages. Nevis Capital receives an annual sub-advisory fee of 1.50% of the average daily assets of the portion of the fund's portfolio it manages. Shaker Investments receives an annual sub-advisory fee of 1.00% of the average daily assets of the portion of the fund's portfolio it manages. Pzena receives an annual sub-advisory fee of 1.00% of the average daily assets of the first $30 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's assets it manages thereafter. Frontier receives an annual sub-advisory fee of 1.00% of the average daily assets of the first $25 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's portfolio it manages. For the period September 1, 2000 to December 31, 2000, the investment sub-advisors fees were $51,954, $41,660, $118,560, $53,657, and $58,556, respectively, for Harris, Nevis Capital, Shaker Investments, Pzena, and Frontier.

         The International Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the International Alpha Fund's portfolio by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily assets on the first $25 million of the portion of the fund's portfolio it manages, 0.70% of the average daily assets of the next $25 million, 0.60% of the average daily assets of the next $50 million and 0.50% of the average daily assets of the rest of the portion of the fund's assets it manages. BPI receives an annual sub-advisory fee of 0.80% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages, 0.60% of the average daily assets on the next $30 million it manages, 0.50% of the average daily assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche Asset Management receives an annual sub-advisory fee of 0.60% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages and 0.55% of the average daily assets of amounts greater than $20 million (if the breakpoint of $20 million is attained in the first year of the contract; otherwise the breakpoint will be $50 million). Waterford receives an annual sub-advisory fee of 2.00% of the average daily assets of the portion of the fund's portfolio it manages. For the period September 7, 2000 to December 31, 2000, the investment sub-advisors fees were $16,053, $16,177, $12,001, and $14,498, respectively, for Harris, BPI, Deutsche, and Waterford.

         PFPC, Inc. ("PFPC"), a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator, accounting agent, and transfer and dividend disbursing agent for the Funds. For providing administrative services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.15% on the first $50 million of the daily average net assets, 0.10% on the next $50 million and 0.05% over $100 million of average daily net assets. For providing accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.03% on the next $30 million of average daily net assets, 0.02% on the next $50 million and 0.01% over $100 million of average daily net assets.

         PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds.

         PFPC Distributors, Inc., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain underwriting services to the Funds.


3.       Investment in Securities

         For U.S. federal income tax purposes, the costs of securities owned at December 31, 2000 were $79,400,668 and $39,035,623, respectively, for the Hillview Alpha Fund and the Hillview International Fund. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:



 Fund                        Appreciation      Depreciation    Net Appreciation/
 ----                        ------------      ------------      Depreciation

 Alpha Fund                   $20,954,124      $(8,873,358)       $12,080,766
 International Alpha Fund       1,779,233       (2,099,947)          (320,714)

                          Hillview Investment Trust II
                    Notes to Financial Statements (Concluded)

       For the period ended December 31, 2000, aggregate purchases and sales of investment securities were as follows:

     Fund                                          Investment Securities
                                                Purchases            Sales
     Alpha Fund*                              $55,618,158        $26,548,959
     International Alpha Fund**                34,468,194          3,261,165

     --------------------------------------
         * Commenced operations September 1, 2000
         ** Commenced operations September 7, 2000


4. Shareholder Voting Results

         On December 19, 2000 a special meeting of the shareholders of the Hillview Alpha Fund and the Hillview International Alpha Fund was held. The purpose of this meeting was to approve or disapprove the following:

         1. A new Sub-Advisory Agreement for the Hillview Alpha Fund among the Trust, Hillview Capital Advisors, LLC and Harris Associates, L.P. that arises out of Harris' change in control and reflects a slightly higher fee schedule.

         2. A new Sub-Advisory Agreement for the Hillview International Alpha Fund among the Trust, Hillview and Harris that arises out of Harris' change in control.


         The results were as followed:

     Fund                               Shares voted in favor      Shares voted against       Total Share Votes
     ----                               ---------------------      --------------------       -----------------
     Alpha Fund                               8,638,276                       0                   8,638,276
     International Alpha Fund                 1,692,265                       0                   1,692,265